Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	422,185,368	422,185,368
Number of shares outstanding at end of the year	422,185,368	422,185,368
Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	256,225,326	256,354,580
(Acquisition) / disposal of treasury stock	681,585	(129,254)
Number of shares outstanding at end of the year	256,906,911	256,225,326